Stock-based Compensation	12 Months Ended
Dec. 31, 2012
Stock-based Compensation
8.	Stock-based Compensation

(a)	Stock Options

The Company has established the 2004 DCS Holdings Stock Option Plan, the DCS Holdings, Inc. 2004 Equity Incentive Plan (Performant Financial Corporation is the new name of DCS Holdings, Inc.), the Performant Financial Corporation 2007 Stock Option Plan, and the Performant Financial Corporation 2012 Stock Incentive Plan (the Plans). Under the terms of the 2004 DCS Holdings Stock Option Plan, stock options may be granted for up to 4,000,000 shares of the Company’s authorized but unissued Common Stock. The 2004 DCS Holdings Stock Option Plan was terminated on the completion of the Company’s initial public offering in August 2012. No shares of our common stock are available under our 2004 Stock Option Plan other than for satisfying exercises of stock options granted under this plan prior to termination.

Under the terms of the DCS Holdings, Inc. 2004 Equity Incentive Plan, incentive and nonqualified stock options, stock bonuses, and rights to acquire restricted stock may be granted for up to 3,600,000 shares of the Company’s authorized but unissued Common Stock. Options granted under the DCS Holdings, Inc. 2004 Equity Incentive Plan generally vest over a four-year period. The Company’s DCS Holdings, Inc. 2004 Equity Incentive Plan was terminated on the completion of its initial public offering in August 2012. No shares of our common stock are available under our 2004 Equity Incentive Plan other than for satisfying exercises of stock options granted under this plan prior to termination.

Under the terms of the Performant Financial Corporation 2007 Stock Option Plan, incentive and nonqualified stock options may be granted for up to 4,000,000 shares of the Company’s authorized but unissued Common Stock. Options granted under the Performant Financial Corporation 2007 Stock Option Plan generally vest over a five-year period. Performant Financial Corporation 2007 Stock Option Plan was terminated on the completion of its initial public offering in August 2012. No shares of our common stock are available under our 2007 Stock Option Plan other than for satisfying exercises of stock options granted under this plan prior to termination.

The terms of the Performant Financial Corporation 2012 Stock Incentive Plan provides for the granting of incentive stock options within the meaning of Section 422 of the Code to employees and the granting of nonstatutory stock options, restricted stock, stock appreciation rights, stock unit awards and cash-based awards to employees, non-employee directors and consultants. The Company has reserved 4,300,000 shares of common stock under the 2012 Plan. Options granted under the Performant Financial Corporation 2012 Stock Incentive Plan generally vest over a five-year period.

The exercise price of incentive stock options shall generally not be less than 100% of the fair market value of the Common Stock subject to the option on the date that the option is granted. The exercise price of nonqualified stock options shall generally not be less than 85% of the fair market value of the Common Stock subject to the option on the date that the option is granted. Options issued under the Plans have a maximum term of 10 years and vest over schedules determined by the board of directors. Options issued under the Plans generally provide for immediate vesting of unvested shares in the event of a sale of the Company.

Total stock-based compensation expense charged as salaries and benefits expense in the consolidated statements of operations was $1.6 million, $0.1 million and $0.6 million for the years ended December 31, 2012, 2011, and 2010, respectively.

The following table sets forth a summary of our stock option activity for the year ended December 31:

	Outstanding Options	Weighted average exercise price per share	Weighted average remaining contractual life (Years)	Aggregate Instrinsic Value (in thousands)
Outstanding at December 31, 2009	5,443,500	$0.61	6.90
Granted	202,000	1.50
Forfeited	(134,750)	0.56
Exercised	—	—

Outstanding at December 31, 2010	5,510,750	0.64	6.00
Granted	180,000	5.50
Forfeited	(25,282)	0.74
Exercised	(718)	0.50

Outstanding at December 31, 2011	5,664,750	0.80	5.20
Granted	2,549,109	10.32
Forfeited	(19,077)	7.99
Exercised	(285,058)	0.61

Outstanding at December 31, 2012	7,909,724	$3.85	5.89	$49,410

Vested or expected to vest(1) at December 31, 2012	7,514,238	$3.66	5.64	$48,387

Exercisable at December 31, 2012	4,854,960	$0.64	3.86	$45,927

(1)	Options expected to vest reflect an estimated forfeiture rate.

The weighted-average grant-date exercise price of stock options granted during the years ended December 31, 2012, 2011 and 2010 was $10.32, $5.50 and $1.50, respectively, per share. The aggregate intrinsic value of our stock options (the amount by which the market price of the stock on the date of exercise exceeded the exercise price of the option) exercised during the years ended December 31, 2012, 2011 and 2010, was $2.9 million, $0 million and $0 million, respectively. At December 31, 2012, 2011, and 2010, there was $12.0 million, $0.6 million and $0.4 million, respectively, of unrecognized stock-based compensation expense related to non-vested stock-based compensation arrangements, which the Company expects to recognize over a weighted-average period of 4.21 years as stock-based compensation expense.

Net cash proceeds from the exercise of stock options were $0.2 million, $0 million and $0 million during 2012, 2011 and 2010, respectively. For the years ended December 31, 2012, 2011 and 2010, we realized a $0.6 million, $0 million and $0 million tax benefit from the exercise of stock options, respectively.

The fair value of each option grant was estimated using the Black-Scholes option pricing model. Expected volatilities are calculated based on the historical volatility data of comparable peer companies over a term comparable to the expected term of the options issued. The expected term of the award is determined based on the average of the vesting term and the contractual term. Management monitors share option exercise and employee termination patterns to estimate forfeiture rates within the valuation model. Separate groups of employees that have similar groups of employees with similar historical exercise behavior are considered separately for valuation purposes.

We estimated the fair value of options granted using a Black-Scholes option pricing model with the following assumptions:

	For the Year Ended December 31,
	2012	2011	2010
Expected volatility	48.3%	39.8%	40.6%
Expected dividends	0.0	0.0	0.0
Expected term (years)	6.5	6.3	6.3
Risk-free interest rate	1.01%	1.2%	2.8%
Weighted-average estimated fair value of options granted during the year	$5.22	$2.23	$0.66

Valuation and Amortization Method – The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option pricing model. The fair value is then amortized on a straight line basis over the requisite service periods of the awards, which is generally the vesting period. Stock options typically have a ten year life from the grant date and vesting periods of four to five years. The fair value of the Company’s common stock is based on the market price of the stock on the date of grant.

Expected Term – The Company’s expected term represents the period that the Company’s stock-based awards are expected to be outstanding. For awards granted subject only to service vesting requirements, the Company utilizes the simplified method under the provisions of FASB ASC 718-10-S99-1 (Staff Accounting Bulletin No. 107) for estimating the expected term of the stock-based award.

Expected Volatility – Because there is insufficient history of the Company’s stock price returns, the Company lacks sufficient historical volatility data for its equity awards. Accordingly, the Company calculates the expected volatility using comparable peer companies over a term comparable to the expected term of the options issued.

Expected Dividend – The Company has never paid dividends on its common shares and currently does not intend to do so. Accordingly, the dividend yield percentage is zero for all periods.

Risk-Free Interest Rate – The risk-free interest rate used in the Black Scholes valuation method is based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected life of our stock options.

(b)	Restricted Stock

Option Agreements issued under the 2004 DCS Holdings Stock Option Plan allow for the participants to exercise options whether or not vesting has occurred, provided that the participants enter into a restricted stock agreement. The restricted stock agreement is to specify that the stock issued for unvested options will continue vesting, with the unvested shares subject to repurchase at the lower of original cost and fair market value.

In January 2005, two executives exercised a portion of their options, including unvested options, by entering into restricted stock agreements with the Company. The restricted stock agreements allow for the executives to receive dividend payments, subject to forfeiture if the executives leave the Company prior to the vesting of the restricted shares. On February 4, 2005, forfeitable dividends of $1 million were paid on the executives’ unvested restricted shares. This amount has been recorded as “due from stockholders” in the equity caption of the consolidated balance sheet, and is being amortized into compensation expense as the underlying unvested restricted shares vest. Compensation expense associated with the forfeitable dividends received on unvested restricted shares was $0 million, $0 million and $0.1 million in 2012, 2011 and 2010, respectively.